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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448


                            Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                     Pioneer Emerging Markets Fund
              SCHEDULE OF INVESTMENTS  2/28/07 (unaudited)

 Shares                                                          Value

           PREFERRED STOCKS - 2.6 %
           Materials - 0.7 %
           Steel - 0.7 %
   96,396  Cia Vale Do Rio Doce *                            $  2,827,192
           Total Materials                                   $  2,827,192
           Media - 1.0 %
           Broadcasting & Cable Television - 0.9 %
  331,426  Net Servicos de Comunicacao SA *                  $  4,175,016
           Total Media                                       $  4,175,016
           Banks - 1.0 %
           Diversified Banks - 1.0 %
  125,730  Banco Itau Holding Financeira                     $  4,280,800
           Total Banks                                       $  4,280,800
           TOTAL PRERERRED STOCKS
           (Cost  $4,211,731)                                $ 11,283,008
           COMMON STOCKS - 94.8 %
           Energy - 17.2 %
           Coal & Consumable Fuels - 0.7 %
3,069,000  Yanzhou Coal Mining *                             $  2,841,251
           Integrated Oil & Gas - 11.8 %
5,940,500  China Petroleum & Chemical                        $  4,736,298
  174,925  Gazprom (A.D.R.)                                     7,103,372
   88,100  Lukoil Holding  (A.D.R.) *                           6,986,330
   30,500  MOL Hungarian Oil and Gas Plc                        3,263,741
  182,000  Petrobras Brasileiro (A.D.R.)                       14,847,560
4,361,500  PetroChina Co., Ltd.                                 5,074,871
  139,100  Sasol, Ltd.  (A.D.R.) (b)                            4,479,020
   66,200  Surgutneftegaz  (A.D.R.) * (b)                       3,938,900
                                                             $ 50,430,092
           Oil & Gas Equipment And Services - 2.1 %
   88,500  TelecomAsia Corp. Public Co., Ltd.                $  4,018,785
  146,500  TMK (G.D.R.) (144A) *                                4,834,500
                                                             $  8,853,285
           Oil & Gas Exploration & Production - 0.8 %
4,576,400  CNOOC, Ltd.                                       $  3,688,023
           Oil & Gas Refining & Marketing - 1.8 %
  217,700  Polski Koncern Naftowy Orlen SA                   $  3,210,880
   73,800  Reliance Industries, Ltd. (G.D.R.) (144A) *          4,509,180
                                                             $  7,720,060
           Total Energy                                      $ 73,532,711
           Materials - 12.1 %
           Construction Materials - 1.3 %
6,820,000  PT Indocement Tunggal Prakarsa Tbk                $  4,302,892
  179,000  Siam Cement Co., Ltd.                                1,254,353
                                                             $  5,557,245
           Diversified Metals & Mining - 3.9 %
   61,400  Freeport-McMoRan Copper & Gold, Inc. (Class B)    $  3,524,974
  111,500  KGHM Polska Mie SA *                                 3,413,190
   28,900  Norilsk Nickel (b)                                   5,147,295
4,676,200  PT Aneka Tambang Tbk                                 4,671,062
                                                             $ 16,756,521
           Gold - 2.6 %
   88,300  Anglogold Ashanti, Ltd. (A.D.R.) (b)              $  3,890,498
  385,800  IAMGOLD Corp.                                        3,225,288
6,321,500  Zijin Mining Group Co., Ltd.                         4,297,163
                                                             $ 11,412,949
           Precious Metals & Minerals - 2.4 %
   42,800  Anglo American Platinum Corp., Ltd.               $  6,073,462
  153,500  Compania de Minas Buenaventura SA                    4,255,020
                                                             $ 10,328,482
           Steel - 1.8 %
  266,700  Companhia Vale do Rio Doce (A.D.R.)               $  7,880,985
           Total Materials                                   $ 51,936,182
           Capital Goods - 13.0 %
           Aerospace & Defense - 0.8 %
  101,100  Elbit Systems, Ltd.                               $  3,458,000
           Construction & Engineering - 5.6 %
  805,300  Aveng, Ltd.                                       $  4,393,588
3,761,900  China Communications Construction Co., Ltd. *        4,664,549
5,140,678  Continental Engineering Corp. *                      4,263,076
1,091,684  Empressa ICA Sociedad Controladora SA de C.V. *      3,909,115
   42,100  GS Engineering & Construction Corp. *                3,887,085
   75,000  Kyeryong Construction Industrial Co., Ltd. *         3,058,420
                                                             $ 24,175,833
           Construction & Farm Machinery & Heavy Trucks - 4.5 %
  160,300  Daewoo Heavy Industries & Machinery, Ltd.         $  5,691,115
   40,870  Hyundai Heavy Industries *                           7,029,087
  267,500  Samsung Heavy Industries Co., Ltd. *                 6,544,415
                                                             $ 19,264,617
           Industrial Conglomerates - 2.1 %
  185,300  Barloward                                         $  4,440,160
  377,000  Keppel Corp.                                         4,396,736
        1  KOC Holding AS *                                             4
                                                             $  8,836,900
           Total Capital Goods                               $ 55,735,350
           Transportation - 2.1 %
           Marine - 1.0 %
3,017,300  China Shipping Development Co., Ltd. *            $  4,188,825
           Railroads - 1.1 %
  401,600  All America Latina Logistica                      $  4,612,679
           Total Transportation                              $  8,801,504
           Automobiles & Components - 1.1 %
           Automobile Manufacturers - 1.1 %
   63,500  Hyundai Motor Co., Ltd. *                         $  4,673,915
           Total Automobiles & Components                    $  4,673,915
           Consumer Durables & Apparel - 2.9 %
           Homebuilding - 2.0 %
  829,500  Corporacion GEO, SA de C.V. *                     $  4,492,554
  428,760  Cyrela Brazil Realty SA                              3,967,570
                                                             $  8,460,124
           Housewares & Specialties - 0.9 %
  148,000  Woongjin Coway Co., Ltd. *                        $  4,141,622
           Total Consumer Durables & Apparel                 $ 12,601,746
           Consumer Services - 0.9 %
           Hotels, Resorts & Cruise Lines - 0.9 %
1,156,000  Indian Hotels Co., Ltd.                           $  3,736,101
           Total Consumer Services                           $  3,736,101
           Media - 2.4 %
           Broadcasting & Cable Television - 0.9 %
  582,300  Television Broadcasts, Ltd.                       $  3,785,529
           Movies & Entertainment - 0.8 %
  173,700  CTC Media, Inc. *                                 $  3,665,070
           Publishing - 0.7 %
1,089,327  Hurriyet Gazetecilik ve Matbaacilik AS            $  2,997,674
           Total Media                                       $ 10,448,273
           Retailing - 3.8 %
           Apparel Retail - 1.0 %
  942,000  Truworths International, Ltd.                     $  4,420,050
           Department Stores - 1.7 %
   32,700  Hyundai Department Store Co., Ltd. *              $  2,949,445
  302,500  Lojas Renner SA *                                    4,257,935
                                                             $  7,207,380
           Homefurnishing Retail - 1.1 %
  400,500  Ellerine Holdings, Ltd.                           $  4,427,290
           Total Retailing                                   $ 16,054,720
           Food & Drug Retailing - 1.6 %
           Food Retail - 0.7 %
1,245,000  President Chain Store Corp.                       $  2,982,813
           Hypermarkets & Supercenters - 0.9 %
  347,500  Massmart Holdings, Ltd.                           $  4,026,338
           Total Food & Drug Retailing                       $  7,009,151
           Food Beverage & Tobacco - 2.0 %
           Packaged Foods & Meats - 0.7 %
   28,400  CJ Corp., *                                       $  2,946,327
           Soft Drinks - 1.3 %
   50,600  Fomento Economico Mexicano SA de C.V.             $  5,581,180
           Total Food Beverage & Tobacco                     $  8,527,507
           Household & Personal Products - 1.7 %
           Personal Products - 1.7 %
  252,300  Natura Cosmeticos SA                              $  3,200,830
  105,500  Oriflame Cosmetics SA                                4,066,388
                                                             $  7,267,218
           Total Household & Personal Products               $  7,267,218
           Banks - 13.2 %
           Diversified Banks - 13.2 %
  102,304  Banco Bradesco SA (b)                             $  3,763,764
  137,700  Banco do Brasil SA                                   4,455,553
  687,700  Bank Hapoalim, Ltd.                                  3,180,021
1,632,100  Bumiputra-Commerce Holdings Berhad *                 4,362,403
8,128,100  China Construction Bank *                            4,558,803
   72,767  Hana Financial Holdings *                            3,868,342
8,379,000  Industrial and Commercial Bank of China *            4,630,993
  183,100  Kazkommertsbank (144A) *                             3,680,310
    7,331  Kookmin Bank *                                         655,555
   66,400  Kookmin Bank (A.D.R.) *                              5,932,176
      400  Sberbank RF *                                        1,503,452
   78,600  Shinhan Financial Group Co., Ltd. *                  4,459,893
  247,086  Standard Bank Group, Ltd.                            3,426,829
  855,193  Turkiye Is Bankasi (Isbank)                          4,069,673
   44,439  Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.)   3,798,646
                                                             $ 56,346,413
           Total Banks                                       $ 56,346,413
           Diversified Financials - 2.7 %
           Other Diversified Finance Services - 2.7 %
1,097,000  African Bank Investments, Ltd. *                  $  4,182,491
1,201,997  FirstRand, Ltd.                                      3,977,412
3,737,000  Fubon Group                                          3,443,149
                                                             $ 11,603,052
           Total Diversified Financials                      $ 11,603,052
           Insurance - 3.4 %
           Life & Health Insurance - 1.6 %
  159,556  Cathay Financial Holding Co., Ltd., (G.D.R.) (144A$  3,390,565
1,255,880  Sanlam, Ltd.                                         3,296,413
                                                             $  6,686,978
           Property & Casualty Insurance - 1.8 %
  839,450  Aksigorta AS                                      $  3,454,522
   24,400  Samsung Fire & Marine Insurance *                    4,318,662
                                                             $  7,773,184
           Total Insurance                                   $ 14,460,162
           Real Estate - 2.0 %
           Real Estate Management & Development - 2.0 %
13,234,600 Ayala Land, Inc.                                  $  4,187,502
  341,100  Sistema Hals (G.D.R.) (144A) *                       4,263,750
                                                             $  8,451,252
           Total Real Estate                                 $  8,451,252
           Technology Hardware & Equipment - 2.2 %
           Computer Hardware - 0.9 %
2,334,744  Quanta Computer, Inc.                             $  3,927,309
           Electronic Manufacturing Services - 1.3 %
  778,591  Hon Hai Precision Industry                        $  5,311,229
           Total Technology Hardware & Equipment             $  9,238,538
           Semiconductors - 1.6 %
1,276,375  Taiwan Semiconductor Manufacturing Co.            $  2,552,023
  400,000  Taiwan Semiconductor Manufacturing Co. (A.D.R.)      4,440,000
                                                             $  6,992,023
           Total Semiconductors                              $  6,992,023
           Telecommunication Services - 7.4 %
           Integrated Telecommunication Services - 0.8 %
3,684,800  PT Telekomunikasi Indonesia                       $  3,665,316
           Wireless Telecommunication Services - 6.6 %
         98American Movil (A.D.R.) (b)                       $  4,305,540
   81,400  Mobile Telesystems (A.D.R.)                          4,175,820
  359,500  MTN Group, Ltd.                                      4,375,216
   76,400  Philippine Long Distance Telephone Co.               3,708,957
  408,300  Reliance Communications, Ltd. *                      3,772,486
3,540,000  Taiwan Mobile Co., Ltd.                              3,410,108
   54,500  Vimpel-Communications (A.D.R.) *                     4,385,070
                                                             $ 28,133,197
           Total Telecommunication Services                  $ 31,798,513
           Utilities - 1.4 %
           Gas Utilities - 0.6 %
5,131,100  Panva Gas Holdings, Ltd. *                        $  2,495,337
           Water Utilities - 0.8 %
1,722,000  Sino-Environment Technology Group *               $  3,386,990
           Total Utilities                                   $  5,882,327
           TOTAL COMMON STOCKS
           (Cost  $258,476,875)                              $ 405,096,658
           Rights/Warrants - 0.0 %
           Media - 0.0 %
           Broadcasting & Cable Television - 0.0 %
    3,432  Net Servicos de Comunicacao SA, Rights Exp. 3/5/20$      5,657
           Total Media
           (Cost  $1,555)                                    $      5,657
           TEMPORARY CASH INVESTMENTS - 6.7 %
           Repurchase Agreement - 3.1 %
13,300,000 UBS 5.23%, 3/1/07                                 $ 13,300,000
           Security Lending Collateral - 3.6%
  15,394,63Security Lending Investment Fund, 5.24%           $ 15,394,637
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $28,694,637)                               $ 28,694,637
           TOTAL INVESTMENT IN SECURITIES - 104.1%
           (Cost  $291,384,798) (a)                          $ 445,079,960
           OTHER ASSETS AND LIABILITIES - (4.1)%             $ (17,484,968)
           TOTAL NET ASSETS - 100.0%                         $ 427,594,992


(A.D.R.)   American Depositary Receipt.

(G.D.R.)   Global Depositary Receipt.

       *   Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such sec

     (a) At February 28, 2007, the net unrealized gain on investments based on cost for federal income

           Aggregate gross unrealized gain for all investment$   154,080,342
           Aggregate gross unrealized loss for all investments     (1,646,620)

           Net unrealized gain                               $   152,433,722

     (b)    At February 28, 2007, the following securities were out on loan:

  Shares                        Security                         Value
  12,900   Anglogold Ashanti, Ltd. (A.D.R.)                  $   569,406
  95,581   Banco Bradesco SA                                   3,516,425
  73,700   Sasol, Ltd.  (A.D.R.)                               2,373,140
  65,538   Surgutneftegaz  (A.D.R.) *                          3,899,512
  68,805   American Movil (A.D.R.)                             3,011,595
     500   Norilsk Nickel                                         89,100
           Total                                             $ 13,459,178


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 27, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 27, 2007

* Print the name and title of each signing officer under his or her signature.